Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Cost of the Related Assets Over their Useful Lives	Depreciation is provided in the amounts sufficient to depreciate the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Office equipment	3 – 5 years
Transportation equipment	2 – 4 years
Building	4 – 20 years
Leasehold improvement	5 years

Schedule of Intangible Assets	Intangible assets are amortized using the straight-line method.
License	5 years
Computer software	3 – 5 years

Schedule of Disaggregation of Revenues

For the years ended December 31, 2025, 2024 and 2023, the disaggregation of revenues by major revenue stream is as follows:

	For the years ended December 31,
	2025	2024	2023
System integration projects	$16,626,302	$16,586,039	$16,254,922
Product sales	4,582,178	1,202,206	273,054
Engineering consulting services	223,472	360,999	204,712
Total	$21,431,952	$18,149,244	$16,732,688

Schedule of Revenue by Geographic Location

The following table presents revenue by geographic location for the years ended December 31, 2025, 2024 and 2023:

	For the years ended December 31,
	2025	2024	2023
PRC	$11,297,071	$8,237,285	$11,056,162
Japan	9,452,279	9,911,959	5,676,526
USA	191,786	—	—
Singapore	490,816	—	—
Total revenues	$21,431,952	$18,149,244	$16,732,688

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Period End RMB: USD exchange rate	6.9931	7.2993	7.0999
Period Average RMB: USD exchange rate	7.1875	7.1957	7.0809
Period End JPY: USD exchange rate	156.80	157.37	140.80
Period Average JPY: USD exchange rate	149.57	151.46	140.82
Period End EUR: USD exchange rate	0.8521	0.9661	—
Period Average EUR: USD exchange rate	0.8845	0.9242	—
Period End SGD: USD exchange rate	1.2859	—	—
Period Average SGD: USD exchange rate	1.3065	—	—